Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination
Schedule of Pro forma Financial Information
	For the Years Ended December 31,
	2024	2023
		(Restated)
Total revenues	$12,956,035	$12,467,079
Net loss	$(58,167,923)	$(9,035,462)
Weighted average shares:
Basic and diluted	15,057,259	14,665,277
Net loss per share:
Basic and diluted	$(3.86)	$(0.62)
	For the Years Ended December 31,
	2024	2023
Amortization of intangible assets	$(2,210,000)	$(2,210,000)
Transaction expenses	$301,013	$445,270

Schedule of Common Stock Business Combination
Common Stock Outstanding After Business Combination:
Shares
DHAC public shares, net of redemptions	114,966
DHAC Sponsor affiliate shares	3,432,000
VSee loan conversions shares	292,500
Bridge Investors shares	630,000
Other current DHAC stockholder shares	27,000
VSee company shares issued in Business Combination	5,246,354
iDoc company shares issued in Business Combination	4,950,000
Total Company common stock outstanding immediately following the Business Combination	14,692,820

Schedule of the Recapitalization and Net Equity Impact on Business Combination
Cash - Trust and cash	$1,323,362

Liabilities assumed
Accrued Expenses	(5,530,630)
Due to Sponsor	(657,659)
Exchange Note	(6,155,925)
ELOC	(694,512)
Additional Bridge Notes	(466,646)
Promissory Note - Related Party	(350,000)
Promissory Note - SCS Capital Partners LLC	(765,000)
Deferred Underwriting Fee Payable	(4,370,000)
Promissory Note - Extension Note	(335,750)
Extension Note - Embedded Derivative	(33,000)
Total liabilities assumed	(19,359,122)
Net liabilities assumed	$(18,035,760)

iDoc
Business Combination
Schedule of Purchase Consideration
Amount
4,950,000 shares of common stock issued to sellers at $12.11 per share	$59,944,500
292,500 shares of common stock issued upon conversion of debt at $12.11 per share	3,542,175
300,000 shares of common stock issued upon conversion of debt at $12.11 per share	3,633,000
300 shares of series A preferred stock issued upon conversion of debt, of which upon conversion, 150,000 shares of common stock are issuable, at $12.11 per share	1,816,500
Total purchase consideration	$68,936,175

Schedule of Allocation of Total Purchase Consideration
Total purchase price consideration, net of cash acquired of $29,123	$68,907,052

Estimated fair value of assets acquired:
Accounts receivable, net*	532,982
Due from related party	992,746
Note receivable, related party	245,500
Prepaid expenses and other current assets	164,661
Customer relationships	2,100,000
Developed technology	10,000,000
Right-of-use assets	695,417
Fixed assets	839,785
Total assets acquired	15,571,091

Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	2,560,775
Line of credit and notes payable	2,516,345
Lease liabilities - operating - related party	265,058
Lease liabilities - operating	430,359
Lease liabilities - finance	736,624
Deferred tax liabilities	1,746,782
Total liabilities assumed	8,255,943

Goodwill	$61,591,904